Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 391,233	₩ 735,238
Changes, net of taxes	(4,017)	(344,005)
Balance as of December 31	387,216	391,233
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	173,281	633,240
Changes, net of taxes	2,927	(459,959)
Balance as of December 31	176,208	173,281
Other comprehensive income of investments in associates and joint venture [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	173,477	53,770
Changes, net of taxes	9,225	119,707
Balance as of December 31	182,702	173,477
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	14,463	33,918
Changes, net of taxes	(15,951)	(19,455)
Balance as of December 31	(1,488)	14,463
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	30,012	14,310
Changes, net of taxes	(218)	15,702
Balance as of December 31	₩ 29,794	₩ 30,012